Aggregate Purchase Cost Allocations for Acquisition of DSI Renal Inc (Detail) (CDSI I Holding Company, Inc, USD $) In Thousands, unless otherwise specified	Sep. 02, 2011
CDSI I Holding Company, Inc
Business Acquisition [Line Items]
Current assets	$ 164,227
Property and equipment	67,080
Amortizable intangible and other long-term assets	6,523
Goodwill	500,662
Long-term deferred income taxes	79,420
Current liabilities assumed	(54,046)
Other long-term liabilities	(11,213)
Noncontrolling interests	(23,100)
Aggregate purchase cost	$ 729,553